Investment Strategy - Atlas America Fund	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a portfolio of investments in the following asset classes: real estate investment trusts (“REITs”), investment grade fixed income securities including U.S. government securities, municipal securities, and corporate bonds, gold trusts, structured securities (also known as structured notes or commodity-linked notes), equity securities of U.S. and non-U.S. companies, including common stocks, American Depositary Receipts (“ADRs”), preferred stocks, and alternative strategies which are designed to provide returns having low or negative correlation to the Fund’s other portfolio holdings. The Fund may gain exposure to short-selling strategies through its investments in structured securities and alternative strategies. The Fund may gain access to these asset classes by investing directly in such securities or indirectly through investments in ETFs or derivatives, including futures, options, swaps and forward contracts. The Fund’s access to alternative strategies is gained through the purchase of structured notes or by entering into swaps, in each case with major financial institutions as counterparties. These alternative strategies, also known as “systematic trading strategies,” permit the Fund to express an investment view in an efficient and systematic manner by providing long or short exposure to individual equities, equity indices, volatility indices, credit indices, treasury or corporate bonds, interest rates, commodities or currencies where such positions are quantitatively selected and executed pursuant to pre-established rules developed by the counterparty to the structured note or swap. Under normal circumstances, the Fund invests directly and indirectly (e.g., through REITs, other ETFs, structured securities, and derivatives) at least 80% of its net assets, plus borrowings for investment purposes, in investments that are tied economically to the United States.

The Fund considers an investment to be “tied economically” to the United States if, at the time of purchase, it is (i) in an issuer that is organized under the laws of the U.S. or a U.S. state or territory or in an issuer that maintains its principal place of business in the U.S.; (ii) traded principally in the U.S.; or (iii) in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S., as of such issuer’s most recently completed fiscal year.

In determining which investments to include in the Fund’s portfolio, Atlas Capital Team, Inc., the Fund’s investment Adviser (“Atlas” or the “Adviser”), employs a multi-step process, including:

(1) identifying the investments that best represent the asset classes noted above by filtering relevant market products, studying investment documentation, performing correlation analysis, evaluating tracking error and comparing fees. The investments selected are then evaluated for market capitalization and daily liquidity to determine what weight, if any, to give them in the Fund’s portfolio,

(2) utilizing systematic trading strategies (i.e., strategies that execute transactions based on pre-established rules). The Adviser selects such strategies by evaluating the thesis of the strategy, the strategy’s historical performance, and the strategy’s correlation with other components of the Fund’s portfolio as well as other broad market indices. Atlas then evaluates the most efficient way to access the investments included in such strategy,

(3) determining the then-current “State of the World,” which is a macroeconomic regime, as determined by the Adviser, reflecting economic growth and inflation states at that point in time, and

(4) based on the then-current “State of the World,” allocating target weights to each component of the portfolio. In addition, when selecting REIT investments for the Fund, the Adviser utilizes a proprietary scoring system, which is supported and enhanced by proprietary machine learning models maintained by the Adviser, to identify and acquire the REITs with the highest climate resiliency score (lowest environmental climate risk and vulnerability) at the time of purchase.

The Fund invests in a variety of assets and securities with the primary objective of producing stable returns across a variety of economic and financial market conditions consistent with the preservation of capital. The Adviser designs the Fund’s portfolio to attempt to produce moderate returns with low volatility over long periods of time. To this end, the Fund aims to have a low correlation with the broad equity markets such that the Fund’s performance will not fall as much as the broader equity markets during periods of decline, but also will not rise as high during periods of growth. The Adviser may sell a portfolio investment when the Adviser’s assessment of the State of the World changes, a REIT’s climate resilience score changes, or the Adviser believes that other investments are more attractive. When the Adviser believes it prudent to do so, the Fund may tactically shift its portfolio to investments that the Adviser believes will provide the most attractive yields. The Fund may shift its investments in response to, among other developments (1) heightened geopolitical tension, (2) acute climate events, (3) lack of financial market liquidity, and (4) unusual trading market conditions.

In selecting securities for the Fund, Atlas includes investments of any market capitalization. Atlas expects to change the composition of the Fund’s portfolio over time depending on economic signals, volatility, the “State of the World,” and other risk parameters.

The Fund may invest up to 20% of its assets in REITs that are not tied economically to the United States and in investment grade debt securities of sovereign and quasi-sovereign issuers, including issuers from the Gulf Region such as the Kingdom of Saudi Arabia, Kuwait, Qatar and United Arab Emirates. For this purpose, “sovereign” refers to a foreign government and “quasi-sovereign” refers to a foreign governmental agency, political sub-division or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a foreign government.

In addition, the Fund may invest up to 15% of its net assets in private real estate funds (“Private Funds”). From time to time, the Fund may have significant exposure to real estate related investments.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”) which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

At times, the Fund may have substantial exposure to a small number of ETFs, or a few structured products where the counterparties are all subject to the same industry fluctuations, turbulences and risks. The Fund may invest in securities of companies of any market capitalization in any weight. The factors Atlas considers, and investment methods Atlas uses, can change over time. Atlas does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, structured products, ETFs, gold trusts, and REITs, the Fund may invest in exchange-traded and over the counter (“OTC”) derivatives to achieve its investment objective. Derivatives may include futures contracts, options, forward contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may gain exposure to certain investments by investing in a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In such case, the Adviser would also serve as the manager of the Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with indirect exposure to certain investments within the limits of current federal income tax laws applicable to investment companies such as the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests directly and indirectly (e.g., through REITs, other ETFs, structured securities, and derivatives) at least 80% of its net assets, plus borrowings for investment purposes, in investments that are tied economically to the United States.